Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under rules adopted under the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are required to calculate and disclose the “Compensation Actually Paid (“CAP”) to our named executive officers (NEOs) for the purpose of comparison to our Company financial performance. The disclosure covers our five most recent fiscal years. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year. Compensation decisions at HCI Group are made in accordance with the philosophy and process described in the “Compensation Discussion and Analysis” appearing previously in this document and are not replaced by CAP, a supplemental measure.
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (3)	HCI Group Total Share- holder Return (4)	Core Peer Group Total Share- holder Return (5)	Net Income (in thousands) (6)	Relative Total Shareholder Return (percentile) (7)

2024	$20,200,846	$21,509,410	$709,385	$1,650,003	$289	$146	$127,581	100	th

2023	3,662,846	8,450,193	498,469	2,040,888	$214	$70	89,257	100	th

2022	1,031,115	(23,921,916)	450,085	(2,249,190)	$94	$31	(54,603)	100	th

2021	7,736,699	29,124,167	2,819,434	5,193,003	193	51	7,242	100	th

2020	5,229,467	6,847,494	541,296	613,825	118	56	27,580	100	th

1)	Paresh Patel was our Chief Executive Officer in all years reported.
2)
Compensation Actually Paid was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year and (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT, (iii) adding or subtracting the change in fair value of stock awards for the applicable year, and (iv) adding or subtracting the change in fair value of option awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP.

3)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. The names of each of our named executive officers (excluding Mr. Patel) included for the purpose of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.

4)
HCI Group Total Shareholder Return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The HCI Group TSR reflected in the table above may not be indicative of future performance.

5)
Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. For the years 2020 to 2022, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company. For 2023, Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., and American Coastal Insurance Corporation comprised our core peer group. For 2024, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade,Inc., and Alkami Technology, Inc.

6)	Reflects net income before non-controlling interests as reported in our Form 10-K for the applicable year.
7)	Total Shareholder Return, relative to our core peer group, is our Company selected financial performance measure that we believe is most important in influencing NEO pay.
CAP may differ significantly from compensation reported in the Summary Compensation Table appearing previously in this document due primarily to changes in the fair value of vested and unvested equity awards granted in prior years. The value of these awards is dependent on the HCI Group stock price which will fluctuate.

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2024	2023	2022	2021	2020

SCT Total	$20,200,846	$3,662,846	$1,031,115	$7,736,699	$5,229,467

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	(15,789,000)	(1,875,000)	0	(6,873,468)	(3,072,698)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	17,040,500	0	0	21,882,036	3,634,200

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	203,121	1,711,638	(19,815,803)	6,065,125	1,084,575

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(146,057)	185,208	(5,137,228)	313,775	(28,050)

Add: fair value on vesting date of stock or option awards granted and vested in the covered year	0	4,765,500	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	21,509,410	$8,450,192	$(23,921,916)	$29,124,167	$6,847,494
Reconciliation of average SCT total for other NEOs to Compensation Actually Paid to other NEOs:

	2024	2023	2022	2021	2020

SCT Total	$709,385	$498,469	$450,085	$2,819,434	$541,296

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	0	0	(2,392,760)	(159,355)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	0	0	4,525,780	183,050

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	919,448	1,505,169	(1,632,056)	164,010	32,627

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	21,171	37,250	(1,067,219)	76,539	16,208

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$1,650,004	$2,040,888	$(2,249,190)	$5,193,003	$613,826

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. The names of each of our named executive officers (excluding Mr. Patel) included for the purpose of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.
Peer Group Issuers, Footnote	Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. For the years 2020 to 2022, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company. For 2023, Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., and American Coastal Insurance Corporation comprised our core peer group. For 2024, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade,Inc., and Alkami Technology, Inc.
PEO Total Compensation Amount	$ 20,200,846	$ 3,662,846	$ 1,031,115	$ 7,736,699	$ 5,229,467
PEO Actually Paid Compensation Amount	$ 21,509,410	8,450,192	(23,921,916)	29,124,167	6,847,494
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2024	2023	2022	2021	2020

SCT Total	$20,200,846	$3,662,846	$1,031,115	$7,736,699	$5,229,467

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	(15,789,000)	(1,875,000)	0	(6,873,468)	(3,072,698)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	17,040,500	0	0	21,882,036	3,634,200

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	203,121	1,711,638	(19,815,803)	6,065,125	1,084,575

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	(146,057)	185,208	(5,137,228)	313,775	(28,050)

Add: fair value on vesting date of stock or option awards granted and vested in the covered year	0	4,765,500	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	21,509,410	$8,450,192	$(23,921,916)	$29,124,167	$6,847,494

Non-PEO NEO Average Total Compensation Amount	$ 709,385	498,469	450,085	2,819,434	541,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,650,004	2,040,888	(2,249,190)	5,193,003	613,826
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of average SCT total for other NEOs to Compensation Actually Paid to other NEOs:

	2024	2023	2022	2021	2020

SCT Total	$709,385	$498,469	$450,085	$2,819,434	$541,296

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	0	0	(2,392,760)	(159,355)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	0	0	4,525,780	183,050

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	919,448	1,505,169	(1,632,056)	164,010	32,627

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	21,171	37,250	(1,067,219)	76,539	16,208

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$1,650,004	$2,040,888	$(2,249,190)	$5,193,003	$613,826

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures Used to Link Company Performance and Compensation Actually Paid
The following is a list of financial performance measures which in our assessment represent the most important performance measures that influence compensation actually paid to the NEOs for 2024.

•	Relative Total Shareholder Return

•	Return on Equity

•	Earnings before interest and taxes

•	Gross Premiums Earned

Total Shareholder Return Amount	$ 289	214	94	193	118
Peer Group Total Shareholder Return Amount	146	70	31	51	56
Net Income (Loss)	$ 127,581,000	$ 89,257,000	$ (54,603,000)	$ 7,242,000	$ 27,580,000
Company Selected Measure Amount	1	1	1	1	1
PEO Name	Paresh Patel
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings before interest and taxes
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Premiums Earned
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,789,000)	$ (1,875,000)	$ 0	$ (6,873,468)	$ (3,072,698)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,040,500	0	0	21,882,036	3,634,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,121	1,711,638	(19,815,803)	6,065,125	1,084,575
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,765,500	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,057)	185,208	(5,137,228)	313,775	(28,050)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(2,392,760)	(159,355)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	4,525,780	183,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	919,448	1,505,169	(1,632,056)	164,010	32,627
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,171	37,250	(1,067,219)	76,539	16,208
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0